Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
6.	INTANGIBLE ASSETS, NET
Intangible assets, net consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Trade name	652,134	636,902
Active user	348,666	340,523
Technology	26,570	25,949
License	50,133	51,178
Game copyright	2,170	2,170
Less: accumulated amortization	(413,026)	(522,088)
Less: accumulated impairment loss	(1,266)	(539,375)
Exchange difference	21,830	32,061

Net book value	687,211	27,320

Amortization expenses charged to the consolidated statements of operations for the years ended December 31, 2019, 2020 and 2021 were RMB157,954, RMB157,258 and RMB109,062, respectively. The impairment loss on acquired intangible assets was nil, nil and RMB538,109 for the years ended December 31, 2019, 2020 and 2021.

Refer to Note 7 for further details.
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

For the year ended December 31,	Amounts
2022	5,118
2023	5,118
2024	5,118
2025	5,118
2026	5,118
Thereafter	1,730

Total	27,320